Shareholders’ equity (Details Narrative)	Jan. 16, 2024 $ / shares shares	Dec. 01, 2023 $ / shares shares	Dec. 31, 2024 $ / shares shares	Jan. 16, 2024 $ / shares	Jan. 11, 2024 $ / shares	Dec. 31, 2023 $ / shares shares	Nov. 18, 2022 shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized			300,000,000			300,000,000
Common stock, par value | $ / shares			$ 0.0001			$ 0.0001
Shares outstanding							10,000,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued		1,000,000
Share price | (per share)	$ 5.00	$ 5.00		$ 5.00	$ 5.00
Stock repurchased	62,500